Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017 USD ($) segment
Summary Of Significant Accounting Policies [Line Items]
Minimum aircraft age threshold for performance of impairment assessments	5 years
Minimum period for consideration as excess inventory	4 years
Carrying value of engine and airframe parts considered excess inventory | $	$ 0
Number of operating segments	1
Number of reportable segments	1
Flight Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of original manufacture cost	15.00%